Taxes on Income (Details) - Schedule of Company’s Loss Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Loss Before Income Taxes [Abstract]
Domestic	$ (43,500)	$ (40,494)	$ (58,092)
Foreign
Total	$ (43,500)	$ (40,494)	$ (58,092)